Borrowings - Additional Information (Details 3) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Aug. 09, 2018	Dec. 20, 2017 USD ($)	Dec. 15, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 1,486,445	$ 1,208,344			$ 1,126,658
Julius Baer Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount	$ 15,000
Period of loan	24 months
GS Credit Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount							$ 50,000
Armenia International Airports CJSC | Senior Secured Dual Currency Facility Agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount								$ 160,000
Cash deposit pledged as collateral		40,287			23,524
Asset pledged as collateral		$ 167,583			$ 166,605
Toscana Aeroporti S.p.a.
Disclosure of detailed information about borrowings [line items]
Cash deposit pledged as collateral | €				€ 1
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			9.75%
Aeropuertos Argentina 2000 SA | GS Credit Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						5500.00%
Aeropuertos Argentina 2000 SA | Onshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			$ 85,000
Aeropuertos Argentina 2000 SA | Offshore credit facility agreement
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount			$ 35,000